Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.09%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$105,000	$106,248
Total asset-backed securities (Cost $105,000)				106,248

	Shares
Common stocks: 87.68%
Energy: 0.23%
Oil, gas & consumable fuels: 0.23%
Enviva, Inc. (Acquired 12-06-2024, cost $72,563)†˃	13,298	263,965
Health care: 0.07%
Health care providers & services: 0.07%
Modivcare Topco LLC†	15,160	85,275
Utilities: 87.38%
Electric utilities: 55.36%
Alliant Energy Corp.	40,872	2,926,844
American Electric Power Co., Inc.	47,709	6,043,299
Constellation Energy Corp.	28,109	8,088,365
Duke Energy Corp.	40,904	5,020,148
Entergy Corp.	48,308	5,267,987
Evergy, Inc.	18,202	1,493,292
Eversource Energy	13,644	931,476
Exelon Corp.	28,278	1,290,608
FirstEnergy Corp.	37,117	1,721,858
NextEra Energy, Inc.	165,940	14,438,439
NRG Energy, Inc.	9,943	1,333,157
PG&E Corp.	97,994	1,601,222
PPL Corp.	60,289	2,133,628
Southern Co.	73,408	6,757,206
Xcel Energy, Inc.	50,751	4,034,705
		63,082,234
Gas utilities: 4.05%
Atmos Energy Corp.	27,281	4,614,036
Independent power and renewable electricity producers: 4.77%
Vistra Corp.	33,882	5,428,913
Multi-utilities: 22.56%
Ameren Corp.	36,180	3,906,355
CenterPoint Energy, Inc.	88,458	3,738,235
CMS Energy Corp.	33,953	2,463,969
Dominion Energy, Inc.	28,834	1,930,148
DTE Energy Co.	21,136	3,019,700
Public Service Enterprise Group, Inc.	42,514	3,343,726
Sempra	48,616	4,333,144
WEC Energy Group, Inc.	26,692	2,964,147
		25,699,424
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Shares	Value
Water utilities: 0.64%
American Water Works Co., Inc.	5,941	$732,347
Total common stocks (Cost $64,877,964)		99,906,194

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 28.26%
Basic materials: 1.04%
Chemicals: 0.78%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$185,000	189,718
Celanese U.S. Holdings LLC	7.38	7-15-2032	85,000	89,334
Chemours Co.144A	7.88	3-15-2034	95,000	96,363
Chemours Co.144A	8.00	1-15-2033	190,000	194,119
FMC Corp.	5.65	5-18-2033	120,000	107,832
FMC Corp.144A%%	8.00	6-1-2031	30,000	31,351
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	185,000	183,071
				891,788
Iron/steel: 0.26%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	290,000	293,178
Communications: 4.55%
Advertising: 0.50%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	255,000	263,591
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	135,000	131,183
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	170,000	177,296
				572,070
Internet: 0.70%
AP Core Holdings II LLC144A	11.00	5-15-2031	110,000	115,251
Arches Buyer, Inc.144A	6.13	12-1-2028	245,000	237,652
Match Group Holdings II LLC144A	5.63	2-15-2029	130,000	130,069
Match Group Holdings II LLC144A	6.13	9-15-2033	115,000	113,081
Wayfair LLC144A	6.75	11-15-2032	205,000	208,243
				804,296
Media: 2.16%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	345,000	288,171
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	418,796
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	75,000	65,807
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	85,000	83,438
CSC Holdings LLC144A	3.38	2-15-2031	150,000	83,453
CSC Holdings LLC144A	5.75	1-15-2030	90,000	23,033
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	6,000	6,016
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	9.25	6-1-2032	90,000	92,397
Discovery Global Holdings, Inc.	4.28	3-15-2032	80,000	70,697
DISH DBS Corp.144A	5.75	12-1-2028	90,000	88,321
DISH Network Corp.144A	11.75	11-15-2027	295,000	303,962
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	451,149	460,819
See accompanying notes to portfolio of investments
2 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Gray Media, Inc.144A	9.63%	7-15-2032	$125,000	$123,290
Paramount Global	4.20	5-19-2032	120,000	103,909
Sirius XM Radio LLC144A	4.13	7-1-2030	260,000	245,100
				2,457,209
Telecommunications: 1.19%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	110,000	110,873
Black Pearl Compute LLC144A	6.13	2-15-2031	105,000	106,828
Core Scientific Finance I LLC144A	7.75	5-15-2031	110,000	112,493
Edged Compute LLC144A	7.50	4-30-2031	110,000	110,284
Level 3 Financing, Inc.144A	6.88	6-30-2033	135,000	139,054
Level 3 Financing, Inc.144A	8.50	1-15-2036	155,000	167,580
PR RNO Property Owner 1 LLC144A	6.50	5-1-2031	155,000	155,212
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	130,000	128,368
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	60,000	62,901
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	165,000	174,077
WULF Compute LLC144A	7.75	10-15-2030	80,000	84,061
				1,351,731
Consumer, cyclical: 4.88%
Apparel: 0.25%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	261,485	289,162
Auto manufacturers: 0.04%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	40,000	41,094
Auto parts & equipment: 0.50%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	165,000	171,131
Adient Global Holdings Ltd.144A	8.25	4-15-2031	30,000	31,285
American Axle & Manufacturing, Inc.	5.00	10-1-2029	110,000	107,633
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	75,000	75,207
ZF North America Capital, Inc.144A	6.88	4-23-2032	105,000	103,274
ZF North America Capital, Inc.144A	7.50	3-24-2031	85,000	85,851
				574,381
Distribution/wholesale: 0.04%
RB Global Holdings, Inc.144A	7.75	3-15-2031	40,000	41,591
Entertainment: 0.92%
Churchill Downs, Inc.144A	6.75	5-1-2031	170,000	173,557
Cinemark USA, Inc.144A	7.00	8-1-2032	300,000	310,517
Discovery Global Holdings, Inc.	4.05	3-15-2029	130,000	129,292
Discovery Global Holdings, Inc.	5.05	3-15-2042	105,000	76,781
Six Flags Entertainment Corp.144A	7.25	5-15-2031	40,000	39,881
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	95,000	97,556
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	220,000	224,811
				1,052,395
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders: 0.52%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88%	8-1-2033	$190,000	$186,272
Century Communities, Inc.144A	6.63	9-15-2033	105,000	104,122
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	150,000	151,437
LGI Homes, Inc.144A	8.75	12-15-2028	150,000	155,527
				597,358
Home furnishings: 0.04%
Whirlpool Corp.	6.13	6-15-2030	50,000	47,030
Housewares: 0.24%
Newell Brands, Inc.	6.38	5-15-2030	125,000	123,333
Newell Brands, Inc.144A	8.50	6-1-2028	140,000	146,180
				269,513
Leisure time: 0.38%
NCL Corp. Ltd.144A	6.25	9-15-2033	125,000	119,845
NCL Corp. Ltd.144A	6.75	2-1-2032	80,000	79,276
NCL Corp. Ltd.144A	7.75	2-15-2029	50,000	52,336
Viking Cruises Ltd.144A	5.88	10-15-2033	50,000	50,100
Viking Cruises Ltd.144A	7.00	2-15-2029	125,000	125,485
				427,042
Lodging: 0.13%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	140,000	143,359
Retail: 1.82%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	195,000	202,851
Carvana Co.144A	9.00	6-1-2030	295,000	305,960
Carvana Co.144A	9.00	6-1-2031	105,000	116,050
FirstCash, Inc.144A	4.63	9-1-2028	90,000	88,722
FirstCash, Inc.144A	6.88	3-1-2032	235,000	241,630
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	125,000	125,017
Michaels Cos., Inc.144A	8.50	3-15-2033	110,000	107,392
Michaels Cos., Inc.144A	11.00	3-15-2034	230,000	217,462
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	180,000	181,373
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	110,000	111,027
QXO Building Products, Inc.144A	6.75	4-30-2032	120,000	122,275
Sally Holdings LLC/Sally Capital, Inc.	6.75	4-1-2032	100,000	102,773
Sonic Automotive, Inc.144A	4.88	11-15-2031	155,000	148,351
				2,070,883
Consumer, non-cyclical: 4.02%
Commercial services: 1.44%
ADT Security Corp.144A	5.88	10-15-2033	75,000	73,297
Allied Universal Holdco LLC144A	7.88	2-15-2031	140,000	146,370
Block, Inc.	6.50	5-15-2032	190,000	193,607
CoreCivic, Inc.	8.25	4-15-2029	195,000	203,278
GEO Group, Inc.	8.63	4-15-2029	80,000	83,420
GEO Group, Inc.	10.25	4-15-2031	180,000	195,060
See accompanying notes to portfolio of investments
4 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Herc Holdings, Inc.144A	7.00%	6-15-2030	$185,000	$192,228
Herc Holdings, Inc.144A	7.25	6-15-2033	165,000	172,118
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	250,000	237,785
Veritiv Operating Co.144A	10.50	11-30-2030	135,000	138,513
				1,635,676
Food: 0.20%
Industrial F&B Investments III, Inc.144A	7.75	2-11-2033	125,000	127,503
Performance Food Group, Inc.144A	6.13	9-15-2032	105,000	106,155
				233,658
Healthcare-services: 2.02%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	95,000	89,523
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	125,000	123,750
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	115,000	113,774
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	46,000	49,565
Concentra Health Services, Inc.144A	6.88	7-15-2032	235,000	243,233
DaVita, Inc.144A	6.88	9-1-2032	360,000	372,799
IQVIA, Inc.144A	6.25	6-1-2032	60,000	61,296
LifePoint Health, Inc.144A	7.00	5-1-2034	65,000	63,470
Molina Healthcare, Inc.144A	6.25	1-15-2033	215,000	214,981
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	155,000	153,391
Radiology Partners, Inc.144A	8.50	7-15-2032	150,000	153,750
Star Parent, Inc.144A	9.00	10-1-2030	240,000	251,955
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	115,000	115,269
Tenet Healthcare Corp.	6.75	5-15-2031	290,000	298,620
				2,305,376
Pharmaceuticals: 0.36%
AdaptHealth LLC144A	5.13	3-1-2030	165,000	159,876
Endo Finance Holdings LP144A	8.50	4-15-2031	235,000	250,467
				410,343
Energy: 2.84%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	635,000	0
Oil & gas: 0.69%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	90,000	93,879
California Resources Corp.144A	7.00	1-15-2034	125,000	126,009
California Resources Corp.144A	8.25	6-15-2029	119,000	124,155
Caturus Energy LLC144A	8.50	2-15-2030	50,000	52,368
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	125,000	123,171
Nabors Industries, Inc.144A	9.13	1-31-2030	150,000	157,170
SM Energy Co.144A	9.63	6-15-2033	100,000	111,306
				788,058
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 0.44%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63%	9-1-2032	$150,000	$153,561
Bristow Group, Inc.144A	6.75	2-1-2033	175,000	176,624
SESI LLC144A	7.88	9-30-2030	140,000	144,516
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	30,000	30,114
				504,815
Pipelines: 1.71%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	85,000	84,107
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	100,000	98,457
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	195,000	206,688
Excelerate Energy LP144A	8.00	5-15-2030	160,000	169,412
Harvest Midstream I LP144A	6.75	5-15-2034	135,000	138,601
Harvest Midstream I LP144A	7.50	5-15-2032	65,000	67,537
Hess Midstream Operations LP144A	5.50	10-15-2030	80,000	79,896
Prairie Acquiror LP144A	9.00	8-1-2029	125,000	130,294
Rockies Express Pipeline LLC144A	6.75	3-15-2033	50,000	51,990
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	210,000	211,299
Venture Global LNG, Inc.144A	8.38	6-1-2031	120,000	124,871
Venture Global LNG, Inc.144A	9.88	2-1-2032	135,000	144,344
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	175,000	172,821
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	240,000	264,862
				1,945,179
Financial: 5.52%
Banks: 0.76%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	425,000	431,449
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	215,000	215,110
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	205,000	212,449
				859,008
Diversified financial services: 1.76%
EZCORP, Inc.144A	7.38	4-1-2032	105,000	111,147
First Eagle Holdings, Inc.144A	7.25	8-15-2032	110,000	111,511
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	95,000	95,238
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	110,000	113,123
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	165,000	171,022
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	60,000	63,116
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	105,000	109,979
OneMain Finance Corp.	7.13	9-15-2032	220,000	221,701
OneMain Finance Corp.	7.88	3-15-2030	195,000	202,950
PRA Group, Inc.144A	5.00	10-1-2029	119,000	112,456
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	140,000	146,348
Rocket Cos., Inc.144A	6.13	8-1-2030	70,000	71,072
Rocket Cos., Inc.144A	7.13	2-1-2032	155,000	160,571
United Wholesale Mortgage LLC144A	5.50	4-15-2029	235,000	224,453
See accompanying notes to portfolio of investments
6 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
United Wholesale Mortgage LLC144A	6.25%	3-15-2031	$65,000	$59,689
WS Escrow LLC144A%%	7.75	6-1-2033	30,000	30,585
				2,004,961
Insurance: 1.35%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	425,000	422,828
AmWINS Group, Inc.144A	6.38	2-15-2029	115,000	116,337
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	60,000	62,567
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	170,000	166,149
Athene Holding Ltd. (5 Year Treasury Constant Maturity+2.58%)±	6.88	6-28-2055	110,000	106,487
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance144A	7.13	5-15-2031	105,000	105,433
Broadstreet Partners Group LLC144A	5.88	4-15-2029	220,000	217,480
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	110,000	109,356
HUB International Ltd.144A	7.38	1-31-2032	225,000	230,499
				1,537,136
Investment Companies: 0.10%
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	105,000	112,094
REITs: 1.55%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	120,000	124,539
Brandywine Operating Partnership LP	6.13	1-15-2031	75,000	70,332
Brandywine Operating Partnership LP	8.88	4-12-2029	100,000	105,479
Iron Mountain, Inc.144A	4.50	2-15-2031	185,000	176,676
Iron Mountain, Inc.144A	5.25	7-15-2030	270,000	267,081
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	220,000	227,852
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	140,000	143,340
RHP Hotel Properties LP/RHP Finance Corp.144A	5.75	3-15-2034	155,000	153,772
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	140,000	144,007
Starwood Property Trust, Inc.144A	6.50	7-1-2030	180,000	184,248
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	60,000	58,292
Vornado Realty LP	5.75	2-1-2033	115,000	114,631
				1,770,249
Industrial: 2.53%
Aerospace/defense: 0.38%
TransDigm, Inc.144A	6.63	3-1-2032	425,000	437,127
Building materials: 0.62%
Builders FirstSource, Inc.144A	6.75	5-15-2035	210,000	212,092
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	240,000	245,365
Quikrete Holdings, Inc.144A	6.38	3-1-2032	50,000	50,913
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials(continued)
Quikrete Holdings, Inc.144A	6.75%	3-1-2033	$110,000	$111,581
Standard Building Solutions, Inc.144A	6.25	8-1-2033	90,000	90,136
				710,087
Electrical components & equipment: 0.33%
Energizer Holdings, Inc.144A	4.38	3-31-2029	165,000	158,823
WESCO Distribution, Inc.144A	6.63	3-15-2032	215,000	221,782
				380,605
Electronics: 0.02%
Sensata Technologies, Inc.144A	6.63	7-15-2032	20,000	20,713
Environmental control: 0.12%
Clean Harbors, Inc.144A	6.38	2-1-2031	130,000	132,149
Machinery-diversified: 0.27%
Chart Industries, Inc.144A	7.50	1-1-2030	95,000	98,349
Chart Industries, Inc.144A	9.50	1-1-2031	110,000	115,625
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	90,000	90,040
				304,014
Packaging & containers: 0.47%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	160,000	151,760
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	200,000	192,169
Sword Purchaser LLC144A	8.25	4-15-2033	185,000	190,519
				534,448
Trucking & leasing: 0.32%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	275,000	285,081
FTAI Aviation Investors LLC144A	7.00	6-15-2032	80,000	82,653
				367,734
Technology: 1.79%
Computers: 0.14%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	155,000	162,157
Office/business equipment: 0.15%
Zebra Technologies Corp.144A	6.50	6-1-2032	165,000	167,376
Semiconductors: 0.10%
Entegris, Inc.144A	5.95	6-15-2030	110,000	111,135
Software: 1.40%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	335,000	322,923
Cloud Software Group, Inc.144A	8.25	6-30-2032	225,000	220,896
Cloud Software Group, Inc.144A	9.00	9-30-2029	190,000	187,743
CoreWeave, Inc.144A	9.00	2-1-2031	180,000	182,505
CoreWeave, Inc.144A	9.75	10-1-2031	85,000	87,675
See accompanying notes to portfolio of investments
8 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Ellucian Holdings, Inc.144A	6.50%	12-1-2029	$80,000	$78,938
Oak-Eagle AcquireCo, Inc.144A	7.25	7-1-2033	85,000	88,642
Oak-Eagle AcquireCo, Inc.144A	8.75	7-1-2034	95,000	100,401
Rocket Software, Inc.144A	6.50	2-15-2029	45,000	42,090
Rocket Software, Inc.144A	9.00	11-28-2028	170,000	171,471
SS&C Technologies, Inc.144A	6.50	6-1-2032	115,000	116,024
				1,599,308
Utilities: 1.09%
Electric: 1.09%
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054	200,000	208,284
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	115,000	117,440
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	205,000	213,501
PacifiCorp (5 Year Treasury Constant Maturity+3.29%)±	7.13	8-15-2056	175,000	175,903
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	185,000	188,401
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	110,000	108,694
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	105,000	105,681
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	110,000	118,324
				1,236,228
Total corporate bonds and notes (Cost $31,705,178)				32,193,714
Loans: 1.55%
Basic materials: 0.04%
Chemicals: 0.04%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.12	10-15-2032	45,000	44,876
Communications: 0.25%
Media: 0.16%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	140,220	140,960
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.47	6-30-2028	48,204	48,043
				189,003
Telecommunications: 0.09%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.12	9-27-2029	99,240	99,512
Consumer, cyclical: 0.43%
Airlines: 0.10%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	113,297	112,258
Housewares: 0.13%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.37	10-30-2029	151,499	150,931
Retail: 0.20%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.95	2-3-2031	120,000	116,712
Tory Burch LLC (U.S. SOFR 1 Month+4.00%)±	7.62	4-30-2031	110,000	109,679
				226,391
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 9

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.17%
Healthcare-products: 0.07%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.37%	1-15-2031	$79,600	$79,859
Healthcare-services: 0.10%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)‡±	8.70	12-30-2032	112,868	94,809
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.41	12-31-2030	17,734	17,613
				112,422
Energy: 0.15%
Pipelines: 0.15%
Crescent Midstream Intermediate Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.40	2-18-2033	105,000	105,656
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.87	8-1-2029	68,610	68,889
				174,545
Financial: 0.06%
Insurance: 0.06%
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	7.91	9-19-2030	68,935	68,903
Industrial: 0.32%
Machinery-diversified: 0.13%
TK Elevator Midco GmbH (U.S. SOFR 3 Month+2.75%)±	6.44	4-30-2030	150,000	151,125
Packaging & containers: 0.19%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.15	4-15-2030	105,000	103,249
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.62	9-30-2032	109,725	108,662
				211,911
Technology: 0.13%
Computers: 0.09%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.62	3-1-2029	103,688	93,985
Software: 0.04%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.37	11-28-2028	49,005	47,653
Total loans (Cost $1,790,508)				1,763,374
Yankee corporate bonds and notes: 5.91%
Communications: 1.24%
Internet: 0.23%
Rakuten Group, Inc.144A	9.75	4-15-2029	235,000	256,781
Media: 0.39%
Virgin Media Finance PLC144A	5.00	7-15-2030	90,000	73,892
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	250,000	217,543
VZ Secured Financing BV144A	5.00	1-15-2032	170,000	147,595
				439,030
See accompanying notes to portfolio of investments
10 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.62%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$325,000	$337,013
Telecom Italia Capital SA	7.20	7-18-2036	145,000	157,989
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	40,000	39,876
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	175,000	177,342
				712,220
Consumer, cyclical: 0.97%
Airlines: 0.41%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	125,000	125,818
Latam Airlines Group SA144A	7.63	1-7-2031	95,000	98,385
Latam Airlines Group SA144A	7.88	4-15-2030	130,000	135,512
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	110,000	100,329
				460,044
Auto manufacturers: 0.13%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	140,000	148,663
Entertainment: 0.09%
Banijay Entertainment SASU144A	8.13	5-1-2029	100,000	102,893
Leisure time: 0.34%
Carnival Corp. Ltd.144A	5.75	8-1-2032	200,000	202,036
Carnival Corp. Ltd.144A	6.13	2-15-2033	185,000	187,366
				389,402
Consumer, non-cyclical: 1.30%
Cosmetics/Personal Care: 0.40%
Opal Bidco SAS144A	6.50	3-31-2032	185,000	188,060
Perrigo Finance Unlimited Co.	6.13	9-30-2032	275,000	262,510
				450,570
Food: 0.20%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	230,000	224,280
Healthcare-products: 0.15%
Bausch & Lomb Corp.144A	8.38	10-1-2028	170,000	175,525
Pharmaceuticals: 0.55%
1261229 BC Ltd.144A	10.00	4-15-2032	305,000	312,264
Bausch Health Cos., Inc.144A	6.25	2-15-2029	75,000	53,625
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	230,000	259,282
				625,171
Energy: 0.32%
Coal: 0.00%
Griffin Coal Mining Co. Pty. Ltd.144A♦†	9.50	12-1-2049	60,913	0
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 11

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas: 0.11%
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$61,143	$64,205
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	57,000	59,707
				123,912
Pipelines: 0.21%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	240,000	246,140
Financial: 1.15%
Banks: 0.60%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	120,000	127,830
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	130,000	129,145
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	190,000	203,169
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	215,000	215,823
				675,967
Diversified financial services: 0.55%
GGAM Finance Ltd.144A	5.88	3-15-2030	225,000	227,156
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	200,000	204,413
goeasy Ltd.144A	7.63	7-1-2029	210,000	197,464
				629,033
Industrial: 0.45%
Electronics: 0.15%
Sensata Technologies BV144A	5.88	9-1-2030	175,000	176,105
Packaging & containers: 0.30%
Ardagh Group SA (PIK at 6.50%)144A¥	12.00	12-1-2030	70,000	65,034
Trivium Packaging Finance BV144A	8.25	7-15-2030	126,000	132,924
Trivium Packaging Finance BV144A	12.25	1-15-2031	130,000	143,426
				341,384
Technology: 0.28%
Computers: 0.19%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	205,000	214,347
Semiconductors: 0.09%
Kioxia Holdings Corp.144A	6.63	7-24-2033	105,000	110,083
Utilities: 0.20%
Electric: 0.20%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	235,000	232,839
Total yankee corporate bonds and notes (Cost $6,765,698)				6,734,389
See accompanying notes to portfolio of investments
12 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.87%
Investment companies: 2.87%
Allspring Government Money Market Fund Select Class♠∞##		3.56%	3,269,565	$3,269,565
Total short-term investments (Cost $3,269,565)				3,269,565
Total investments in securities (Cost $108,513,913)	126.36%			143,973,484
Other assets and liabilities, net	(26.36)			(30,032,148)
Total net assets	100.00%			$113,941,336

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $263,965 (original cost of $72,563), representing 0.23% of its net assets as of period end.

%%	The security is purchased on a when-issued basis.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,978,197	$17,592,201	$(16,300,833)	$0	$0	$3,269,565	3,269,565	$60,767
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 13

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
14 | Allspring Utilities and High Income Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$106,248	$0	$106,248
Common stocks
Energy	0	263,965	0	263,965
Health care	0	85,275	0	85,275
Utilities	99,556,954	0	0	99,556,954
Corporate bonds and notes	0	32,193,714	0	32,193,714
Loans	0	1,668,565	94,809	1,763,374
Yankee corporate bonds and notes	0	6,734,389	0	6,734,389
Short-term investments
Investment companies	3,269,565	0	0	3,269,565
Total assets	$102,826,519	$41,052,156	$94,809	$143,973,484
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Utilities and High Income Fund | 15